LONG-TERM INVESTMENTS (Schedule Of Long-Term Investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	May 31, 2016	Dec. 31, 2015	Jun. 30, 2015	May 31, 2015	Dec. 31, 2014
LONG-TERM INVESTMENTS [Line Items]
Total equity method investments	$ 357,726		$ 372,717
Total cost method investments	194,437		205,715
Total available-for-sale investments	143,185		225,778
Warrant of Snowball			901
Total long-term investments	695,348		810,990
Golden Axe Inc. [Member]
LONG-TERM INVESTMENTS [Line Items]
Total equity method investments	16,243		1,143
Snowball [Member]
LONG-TERM INVESTMENTS [Line Items]
Total available-for-sale investments	36,337		35,534
Eall [Member]
LONG-TERM INVESTMENTS [Line Items]
Total available-for-sale investments	2,892		20,829
268V Limited [Member]
LONG-TERM INVESTMENTS [Line Items]
Total available-for-sale investments	24,170		98,782
Omni [Member]
LONG-TERM INVESTMENTS [Line Items]
Total available-for-sale investments	27,053		28,866
Zhu Chao [Member]
LONG-TERM INVESTMENTS [Line Items]
Total available-for-sale investments	18,722		15,000
Others [Member]
LONG-TERM INVESTMENTS [Line Items]
Total available-for-sale investments	34,011		26,767
SoFi Loan Notes [Member]
LONG-TERM INVESTMENTS [Line Items]
Total held-to-maturity investments			5,879
Hylink [Member]
LONG-TERM INVESTMENTS [Line Items]
Total cost method investments	2,161		2,315
StoreDot [Member]
LONG-TERM INVESTMENTS [Line Items]
Total cost method investments	10,001		10,001
GoGo [Member]
LONG-TERM INVESTMENTS [Line Items]
Total cost method investments	11,127	$ 500	16,100	$ 3,000	$ 5,000
Motif [Member]
LONG-TERM INVESTMENTS [Line Items]
Total cost method investments	7,700		40,000
LendingHome [Member]
LONG-TERM INVESTMENTS [Line Items]
Total cost method investments	65,843		65,843
Credit Shop [Member]
LONG-TERM INVESTMENTS [Line Items]
Total cost method investments	35,000		15,000
Eunke [Member]
LONG-TERM INVESTMENTS [Line Items]
Total cost method investments	25,000		25,000
Others [Member]
LONG-TERM INVESTMENTS [Line Items]
Total cost method investments	37,605		31,456
Eall Network [Member]
LONG-TERM INVESTMENTS [Line Items]
Total equity method investments	18,137
SoFi [Member]
LONG-TERM INVESTMENTS [Line Items]
Total equity method investments	231,952		235,920
Hayman [Member]
LONG-TERM INVESTMENTS [Line Items]
Total equity method investments			29,678			$ 30,000
Rise [Member]
LONG-TERM INVESTMENTS [Line Items]
Total equity method investments	14,326		15,144
Others [Member]
LONG-TERM INVESTMENTS [Line Items]
Total equity method investments	$ 77,068		$ 90,832